Document and Entity Information Document	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	CHENIERE ENERGY INC
Entity Central Index Key	0000003570
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false